UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		February 09, 2007


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:   $130,638,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GOLDMAN SACHS TR GRW STRG A                     38142Vg21      285 19558.695SH       SOLE                19558.695
ABBOTT LABORATORIES            COM              002824100     3269    67120 SH       SOLE                    67120
ACCENTURE LTD CL A             COM              G1150G111     2960    80165 SH       SOLE                    80165
ALTRIA GROUP                   COM              02209S103     2110    24590 SH       SOLE                    24590
AMBAC INC COM                  COM              023139108      406     4560 SH       SOLE                     4560
AMGEN INC COM                  COM              031162100     2632    38526 SH       SOLE                    38526
BANK OF AMERICA CORP           COM              060505104     4732    88640 SH       SOLE                    88640
BANK OF NEW YORK               COM              064057102     2528    64200 SH       SOLE                    64200
BEST BUY COMPANY INC           COM              086516101     3445    70031 SH       SOLE                    70031
BJ SVCS CO COM                 COM              055482103     2966   101163 SH       SOLE                   101163
BOEING CO                      COM              097023105      269     3030 SH       SOLE                     3030
BROADCOM CORP CL A             COM              111320107      275     8503 SH       SOLE                     8503
CITIGROUP INC                  COM              172967101     5252    94299 SH       SOLE                    94299
CITY NATIONAL CORP             COM              178566105      384     5400 SH       SOLE                     5400
COSTCO COMPANIES INC           COM              22160K105     2707    51207 SH       SOLE                    51207
CVS CORP                       COM              126650100     4557   147415 SH       SOLE                   147415
DISNEY (WALT)                  COM              254687106      222     6487 SH       SOLE                     6487
EATON CORP                     COM              278058102     2618    34840 SH       SOLE                    34840
EQUITABLE RESOURCES            COM              294549100     3466    83010 SH       SOLE                    83010
FIRST DATA CORP                COM              319963104      204     7995 SH       SOLE                     7995
FORTUNE BRANDS INC             COM              349631101     3811    44635 SH       SOLE                    44635
GENENTECH INC COM NEW          COM              368710406      275     3386 SH       SOLE                     3386
GENERAL ELEC CO                COM              369604103     3250    87333 SH       SOLE                    87333
GOLDMAN SACHS GROUP            COM              38141g104      159      800 SH       SOLE                      800
GRUPO TELEVISA ADR             COM              40049J206      331    12260 SH       SOLE                    12260
HONEYWELL INC COM              COM              438516106     3358    74230 SH       SOLE                    74230
IBM                            COM              459200101     4540    46727 SH       SOLE                    46727
INTL GAME TECH                 COM              459902102      312     6745 SH       SOLE                     6745
JOHNSON & JOHNSON              COM              478160104     3743    56693 SH       SOLE                    56693
JOHNSON CONTROLS INC           COM              478366107     3709    43165 SH       SOLE                    43165
JP MORGAN CHASE & CO           COM              46625H100     4869   100809 SH       SOLE                   100809
L-3 COMMUNICATIONS             COM              502424104      393     4805 SH       SOLE                     4805
LOCKHEED MARTIN                COM              539830109     3849    41800 SH       SOLE                    41800
LOWES COS INC COM              COM              548661107      322    10325 SH       SOLE                    10325
MARVELL TECHNOLOGY             COM              g5876h105     1846    96206 SH       SOLE                    96206
MOHAWK INDUSTRIES              COM              608190104      260     3470 SH       SOLE                     3470
NABORS INDUSTRIES INC          COM              G6359F103      321    10790 SH       SOLE                    10790
PEABODY ENERGY CORP            COM              704549104     4048   100180 SH       SOLE                   100180
PENNEY J C INC COM             COM              708160106     5092    65825 SH       SOLE                    65825
PEPSICO INC                    COM              713448108     3668    58642 SH       SOLE                    58642
PRAXAIR INC                    COM              74005P104     4411    74345 SH       SOLE                    74345
PROCTER & GAMBLE CO            COM              742718109     4050    63015 SH       SOLE                    63015
QUALCOMM INC COM               COM              747525103     2699    71430 SH       SOLE                    71430
QUEST DIAGNOSTICS              COM              74834l100      252     4755 SH       SOLE                     4755
QUESTAR CORP                   COM              748356102     3286    39565 SH       SOLE                    39565
ROPER INDUSTRIES               COM              776696106      390     7770 SH       SOLE                     7770
STARBUCKS                      COM              855244109     2964    83685 SH       SOLE                    83685
STERICYCLE INC COM             COM              858912108      382     5065 SH       SOLE                     5065
TARGET CORP COM                COM              87612E106     2601    45590 SH       SOLE                    45590
TEVA PHARMACEUTICALS           COM              881624209      429    13816 SH       SOLE                    13816
TEXAS INSTRUMENTS INC          COM              882508104      212     7365 SH       SOLE                     7365
TRANSOCEAN SEDCO               COM              G90078109     2728    33720 SH       SOLE                    33720
UNITED TECHNOLOGIES            COM              913017109     3618    57870 SH       SOLE                    57870
VALERO ENERGY CORP COM         COM              91913Y100     3160    61771 SH       SOLE                    61771
WELLS FARGO & CO-NEW           COM              949746101     4417   124201 SH       SOLE                   124201
WESTERN UN CO COM              COM              959802109      205     9129 SH       SOLE                     9129
WYETH COM                      COM              983024100      238     4676 SH       SOLE                     4676
XTO ENERGY                     COM              98385x106      496    10532 SH       SOLE                    10532
iSHARES S&P SMCAP 600 VALUE    COM              464287879      287     3805 SH       SOLE                     3805
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204      370     6962 SH       SOLE                     6962